Convertible Securities Payable	6 Months Ended
Jun. 30, 2025
Convertible Securities Payable [Abstract]
CONVERTIBLE SECURITIES PAYABLE
14	CONVERTIBLE SECURITIES PAYABLE

The amount of convertible securities payable consists of the followings:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	—	—	—
Addition	—	9,931,706	2,357,675
Interest expenses	—	294,875	70,000
Conversion	—	(2,569,625)	(610,000)
At end of year/period	—	7,656,956	1,817,675

On April 22, 2025, the Company entered into a Securities Purchase Agreement with Avondale Capital, LLC, a Utah limited liability company (“Avondale”), pursuant to which the Company issue and sell to the Avondale an aggregate amount of up to USD10,000,000, representing the Company’s ordinary share.

On April 24, 2025, the Company received net proceeds of USD 1,250,000 from the initial Pre-Paid Purchase with a principal amount of USD 1,357,500, after deduction of USD 87,500 original issue discount and USD 20,000 for Avondale’s transaction costs.

On May 30, 2025, the Company received net proceeds of USD 1,000,000 from the Pre-Paid Purchase #2 and Pre-Paid Purchase #3, with an accrued original issue discount of USD 70,000.

In addition, the Company delivered 1,750,000 shares of ordinary shares as a commitment fee at closing. The Company has the right to repurchase these pre-delivery shares at USD 0.0001 per share. On June 23, 2025, Avondale purchased 785,171 shares of ordinary shares, at par value, in exchange for USD 610,000.

During the six months ended June 30, 2025, the Company charged to interest expense the amounts of USD 157,500 in connection with the discount on this security.